21. Discontinued operations	12 Months Ended
Dec. 31, 2020
Discontinued operations
Discontinued operations

As mentioned in Note 22.8, on December 20, 2017 YPF Energía Eléctrica S.A. (“YPF EE”) accepted the Company´s offer to sell the La Plata plant. On February 8, 2018, the plant results were transferred to YPF EE effective as of January 5, 2018. Consequently, the La Plata plant results were classified as a discontinued operation as of December 31, 2018. The results of La Plata plant for the year ended December 31, 2018 are presented below:

2018
ARS 000

Revenues	35,919
Cost of sales	(49,999)
Gross (loss) income	(14,080)

Other operating income	983,475
Operating income	969,395

(Loss) on net monetary position	(280,765)
Income before tax from discontinued operations	688,630
Income tax for the year	(110,237)
Income for the year from discontinued operations	578,393

The net cash flows of La Plata plant operation, are as follows:

2018
ARS 000

Operating activities	(14,080)

Earnings per share:

2018

- Basic and diluted income per share from discontinued operations	ARS 0.38